Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of accounting
The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).
On February 2, 2021, the Company announced that the following proposed resolution submitted for shareholder approval has been adopted and approved as a special resolution at the Company’s extraordinary general meeting of shareholders: All authorized Class A ordinary shares and Class B ordinary shares are re-designated
and combined into one single class of ordinary shares, and subsequently each ordinary share is subdivided into four shares, effective as of February 5, 2021 (the “Share Subdivision”). As a result of this variation of share capital, the authorized share capital of the Company shall be US$1,000,000,000 divided into 400,000,000,000 ordinary shares of a par value of US$0.0025 each, effective as of February 5, 2021. The Company also announced that, concurrently with the effectiveness of the variation of share capital of the Company, the ratio of ADS to ordinary share will be adjusted to one ADS representing four ordinary shares, beginning on February 5, 2021 (the “ADS Ratio Change”). Accordingly, because the Share Subdivision and ADS Ratio Change are exactly proportionate, the ADS Ratio Change, in and of itself, is neutral in its impact on the per-ADS
trading price of the Company’s ADSs on the New York Stock Exchange (“NYSE”), as the percentage interest in the Company represented by each ADS will not be altered. The number of issued and unissued ordinary shares as disclosed in these consolidated financial statements are prepared on a basis after taking into account the effects of the Share Subdivision and the ADS Ratio Change and have been retrospectively adjusted accordingly.

(b)	Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company or subsidiaries of the Company are the primary beneficiaries. All significant inter-company transactions and balances between the Company, its subsidiaries, and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries and VIEs are consolidated from the date on which control is transferred to the Company.

(c)	Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to: revenues (identification of performance obligations, standalone selling price for each performance obligation and estimation of variable consideration represented by sales rebates related to revenue transactions); initial valuation of the assets acquired and liabilities assumed in a business combination; fair value measurement of short-term investments; depreciation or amortization of long-lived assets and intangible assets; subsequent impairment assessment of long-lived assets, intangible assets, goodwill, other non-current
assets and long-term investments; provision for expected credit loss of accounts receivable; accounting for deferred income taxes, assessment of fair value and estimate of forfeitures for share-based awards; and accretion of changes in the redemption value on the preferred shares owned by the noncontrolling shareholders. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign Currency
The functional currency of the Company, its Cayman subsidiaries and Cheerbright, is the United States dollar (“US$”), whereas the Company’s subsidiaries and VIEs with operations in the PRC, Hong Kong, and other jurisdictions generally use their respective local currencies as their functional currencies as determined based on the criteria of ASC 830
, Foreign Currency Matters
. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured
into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured
at the balance sheet date exchange rate. Exchange gains and losses are included in other operating
income, net in the consolidated statements of comprehensive income.
Assets and liabilities of the Company and Company’s subsidiaries, other than the subsidiaries with the functional currency of RMB, are translated into RMB at fiscal year-end
exchange rates. Income and expense items are translated at monthly average exchange rates prevailing during the fiscal year.

(e)	Convenience Translation
Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.3726 on December 3
0
, 2021 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, demand deposits, and time deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of three months or less.

(g)	Short-term Investments
Short-term investments represent bank deposits and adjustable-rate financial products with original maturities of less than 1 year that are measured at fair value. In accordance with ASC 825,
Financial Instruments
, for adjustable-rate financial products with the interest rate indexed to performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as interest and investment income, net. As of December 31, 2021, the Company had an investment in an overdue financial product with fair value below its initial investment, and recognized the loss of RMB164,070 ($25,746) at “interest and investment income, net”.

(h)	Restricted Cash and Consolidated Statements of Cash Flows
Restricted cash primarily represents cash deposits in a regulatory escrow account related to insurance brokerage services and application for the credit lines from bank.
The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	1,988,298	1,751,222	4,236,501	664,799
Restricted cash	5,200	17,926	95,055	14,916

Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	1,993,498	1,769,148	4,331,556	679,715

(i)	Fair Value Measurements of Financial Instruments
Financial instruments of the Company primarily comprise of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepaid expenses and other current assets excluding prepayments and staff advances, other non-current
assets excluding operating lease
right-of-use
assets, accrued expenses and other payables, and amounts due to related parties. The carrying values of these financial instruments excluding other non-current
assets approximated their fair values due to the short-term maturity of these instruments.
ASC topic 820 (“ASC 820”),
Fair Value Measurements and Disclosures
, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 – Include other inputs that are directly or indirectly observable in the marketplace
Level 3 – Unobservable inputs which are supported by little or no market activity
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(j)	Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets
Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

(k)	Intangible Assets
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets acquired in asset acquisitions are measured based on the cost to the acquiring entity, which generally includes transaction costs. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Technologies	5 years
Trademarks	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4 - 10 years
Database	5 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

(l)	Long-term Investments
The Company’s long-term investments consist of equity method investments. Investments in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance
common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”),
Investments-Equity Method and Joint Ventures
. Under the equity method, the Company initially records its investments at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investments. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

(m)	Goodwill
Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2020 and 2021 was related to its acquisition of Cheerbright, China Topside and Norstar in June 2008, and its acquisition of TTP in December 2020. In accordance with ASC 350,
Goodwill and Other Intangible Assets
, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.
Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Company) and between annual tests if an event occurs or circumstances change that would more-likely-than-not
reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.
Management has determined that the Company represents the lowest level within the entity at which goodwill is monitored for internal management purposes. Starting from January 1, 2020, the Company adopted ASU
2017-04,
which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Management evaluated the recoverability of goodwill by performing a qualitative assessment at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not
that the fair value of the reporting unit is in excess of its carrying amount as of December 31, 2020 and 2021.
Therefore, no impairment loss was recorded for the years ended December 31, 2019, 2020 and 2021. At December 31, 2020 and 2021, goodwill was RMB4,071,391 and RMB4,071,391 (US$638,890
)
, respectively.
If the Company reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

(n)	Impairment of Long-Lived Assets and Intangibles
The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a Company of long-lived assets may not be recoverable. When these events occur, the Company evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recorded for any of the years presented.

(o)	Revenue Recognition and Accounts Receivable
The Company’s revenues are derived from media services, leads generation services and online marketplace and others. Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The recognition of revenue involves certain management judgments including identification of performance obligations, standalone selling price for each performance obligation, estimation of variable consideration represented by sales rebates, etc. The Company provides rebates to agency companies based on cumulative annual advertising and service volume, and timeliness of their payments, which are accounted for as variable consideration. The Company estimate its obligations under such agreements by applying the most likely amount method, based on an evaluation of the likelihood of the agency companies’ achievement of the advertising and service volume targets, and the timeliness of their payments, after taking into account the agency companies’ purchase trends and history. A refund liability (included in accrued expenses and other payables) is recognized for expected sales rebates payable to agency companies in relation to advertising services provided. The Company recognizes revenue for the amount of fees it receives from its clients, after deducting these sales rebates, and net of VAT collected from customers. The Company believes that there will not be significant changes to its estimates of variable consideration and updates the estimate at each reporting period as actual utilization becomes available.
The Company determines revenue recognition through the following steps

•	identification of the contract, or contracts, with a customer;

•	identification of the performance obligations in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligations in the contract; and

•	recognition of revenue when, or as, the Company satisfies a performance obligation
Media services
Media services revenues mainly include revenues from automaker advertising services and regional marketing campaigns conducted by certain automobile brands’ regional offices. The majority of online advertising service contracts involve multiple deliverables or performance obligations presented on PC and mobile platforms and under different formats such as banner advertisements, links and logos, other media insertions and promotional activities that are delivered over different periods of time. Revenue is allocated among these different deliverables based on their relative standalone selling prices. The Company generally determines the standalone selling price as the observable price of a product or service charged to customers when sold on a standalone basis. Advertising services are primarily delivered based on cost per day (“CPD”) pricing model. For CPD advertising arrangements, revenue is recognized when the corresponding advertisements are published over the stated display period. For cost per thousand impressions (“CPM”) model, revenue is recognized when the advertisements are displayed and based on the number of times that the advertisement has been displayed. For cost-per-click
(“CPC”) model, revenue is recognized when the user clicks on the customer-sponsored links and based on the number of clicks.
Leads generation services
Leads generation services primarily include revenues from (i) dealer subscription services, (ii) advertising services sold to individual dealer advertisers, and (iii) used car listing services. Under the dealer subscription services, the Company makes available throughout the subscription period a webpage linked to its websites and mobile applications where the dealers can publish information such as the pricing of their products, locations and addresses and other related information. Usually, advanced payment is made for the dealer subscription services and revenue is recognized over time on a straight line basis as services are constantly provided over the subscription period. For the advertising services sold to individual dealers, revenue is recognized when the advertising is published over the stated display period. The used car listing services primarily include listing and display of used vehicles, generation of sales leads, etc, through the Company’s platform. The used car platform acts as a user interface that allows potential used car buyers to identify listings that meet their specific requirements and contact the seller. The service fee is charged per the number of displayed days, or quantity of sales leads delivered. Revenue is recognized respectively at a point in time upon the display of vehicles or the delivery of sales leads.
Online marketplace and others
Online marketplace and others revenue primarily consist of revenues related to (i) data products, (ii) new and used vehicle transaction platform, and (iii) auto financing services and others. For the data products, the Company provides data-driven products and solutions for the automakers and dealers and data analysis reports and recognizes revenue over the service period of data-driven products and solutions by the automakers and dealers or at a point in time upon the delivery of reports. For the new and used vehicle transaction business, and auto-financing business, the Company provides platform-based services including facilitation of transactions, transaction-oriented marketing solutions, generation of sales leads and facilitation of transactions as an insurance brokerage service provider. For the new vehicle transaction, the Company acts as the platform for users to review automotive-related information, purchase coupons offered by automakers for discounts and make purchases to complete the transaction. For the used vehicle transaction, the Company acts as a used car consumer-to-business-to-consumer,
or C2B2C, transaction system that facilitates the used car transaction between the sellers and buyers and charge the service fee per each sale. For the auto-financing business, the Company provides a platform which serves as a bridge to match users and automobile sellers that have auto financing needs with the Company’s cooperative financial institutions that offer a variety of products covering merchant loans, consumer loans, leases and insurance services. The auto-financing service fee is charged on a per sale or lead basis. The service fee is recognized at a point in time when the relevant information is displayed, marketing solution package is delivered, when the sales leads are delivered or upon the successful facilitation of transaction. The company is not involved in providing the loans and has no further obligation once the revenue for the lead has been recognized.
Contract Balances and Accounts Receivable
Payment terms and conditions vary by contract and service types. However, generally speaking, excluding dealer subscription and used car listing, the rest of service contracts usually require payment within several months of service delivery. The term between billings and when payment is due is not significant and the Company generally does not provide significant financing terms. Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Company has satisfied its performance obligations and has the unconditional right to payment.
Non-refundable
payments in advance of revenue recognition are recorded as deferred revenue and recognized as revenue along with the fulfillment of performance obligations. Deferred revenue is primarily related to the advanced payment related to dealer subscription services and used car listings under leads generation services. The beginning balance of deferred revenue of
RMB1,315,667 (US$206,457
)
was fully recognized as revenue for the year ended December 31, 2021. There is no significant change in contract liability balance for the year ended December 31, 2021.
Accounts receivable are carried at net realizable value. Prior to the adoption of ASC 326, an allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. On January 1, 2020, the Company adopted Accounting Standards Update
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) using the modified retrospective transition method. ASC 326 replaces the existing incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology. The Company estimated the allowance by segmenting accounts receivable into groups based on certain credit risk characteristics. The Company determined an expected loss rate for each group based on historical loss experience, lifetime for debt recovery, current and future economic conditions. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the consolidated financial statements. An accounts receivable balance is written off after all collection effort has ceased.
Practical Expedients and Exemptions
The Company has elected to use the practical expedient to not disclose the remaining performance obligations for contracts that have durations of one year or less. Performance obligations to be recognized over a period in excess of one year are immaterial as of December 31, 2020 and 2021.
The revenue standard requires the
Company
to recognize an asset for the incremental costs of obtaining a contract with a customer if the benefit of those costs is expected to be longer than one year. The
Company
has determined that sales commission for sales personnel meet the requirements of capitalization. However, the
Company
applies a practical expedient to expense these costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

(p)	Cost of Revenues
Cost of revenues primarily consist of (i) content-related costs, (ii) bandwidth and Internet Data Center (“IDC”) fees, (iii) tax surcharges, (iv) depreciation of the Company’s long-lived assets, (v) amortization of certain acquired intangible assets, and (vi) others. Content-related costs primarily comprise of salaries and benefits for employees directly involved in revenue generation activities, cost related to content generation and acquisition and execution cost and other overhead expenses directly attributable to the provision of the media services, leads generation services and online marketplace and others.

(q)	Advertising Expenditures
Advertising expenditures which amounted to RMB
1,649,660
, RMB
1,795,330
and RMB
1,341,623
(US
$210,530
) for the years ended December
31
,
2019
,
2020
and
2021
, respectively, are expensed as incurred and are included in sales and marketing expenses.

(r)	Product Development Expenses
Product development expenses consist primarily of employee costs related to personnel involved in the development and enhancement of the Company’s service offerings on its websites and mobile applications, and expenditure for research and development activities. The Company recognizes these costs as expenses when incurred, unless they qualify for capitalization as software development costs. Capitalized software development costs have not been material for the periods presented.

(s)	Leases
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
No. 2016-02,
Leases
(“ASU
2016-02”).
Further, as a clarification of the new guidance, the FASB issued several amendments and updates. The Company adopted the new lease guidance beginning January 1, 2019 by applying the modified retrospective method to those contracts that are not completed as of January 1, 2019, with the comparative information not being adjusted and continues to be reported under historic accounting standards. There is no impact to retained earnings at adoption.
The Company has elected to utilize the package of practical expedients at the time of adoption, which allows the Company to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Company did not recognize operating lease right-of-use
(“ROU”) assets or operating lease liabilities.
The Company determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Company has operating leases for office buildings and data centers and has no finance leases as of December 31, 2020 and 2021. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.
As the Company’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at commencement date, to determine the present value of lease payments. The incremental borrowing rates approximate the rate the Company would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.
The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
The Company’s lease agreements contain both lease and
non-lease
components, which are accounted for separately based on their relative standalone price.

As of December 31, 2020 and 2021, the Company recognized the following items related to operating lease in its consolidated balance sheets.

	As of December 31,
	2020	2021
	RMB	RMB	US$
Operating lease ROU assets	209,339	133,383	20,931
Operating lease liabilities, current portion	112,094	96,160	15,090
Operating lease liabilities, non-current portion	90,614	28,619	4,492
Lease cost recognized in the Company’s consolidated statements of comprehensive income is summarized as follows:

		Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating lease cost	128,507	117,479	131,529	20,640
Cost of other leases with terms less than one year	64,163	96,065	99,923	15,680
Maturities of operating lease liabilities as of December 31, 2021 are as follows:

	Amounts
	RMB	US$
2021	—	—
2022	97,954	15,371
2023	26,846	4,213
2024	5,917	929
2025	491	77

Total lease payments	131,208	20,590

Less imputed interest	(6,429)	(1,008)

Total	124,779	19,582

As of December 31, 2021, the
Company
’s weighted-average remaining lease term was 1.10 years, and weighted-average discount rate was 6.69%.
As of December 31, 2020 and 2021, the Company does not have any significant operating or finance leases that have not yet commenced. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.
The Company leased office space and data centers from its related party, Ping An Company for a total amount of RMB72,185, RMB119,855 and RMB138,009 (US$21,657
)
for the years ended December 31, 2019, 2020 and 2021, respectively.

(t)	Income Taxes
The
Company
accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The
Company
records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740,
Accounting for Income Taxes
, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has recorded unrecognized tax benefits in the other liabilities line item in the accompanying consolidated balance sheets. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expense”, in the consolidated statements of comprehensive income.
The Company’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

(u)	Earnings Per Share
Earnings per share are calculated in accordance with ASC
260-10,
Earnings per Share: Overall. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per ordinary share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method.

(v)	Comprehensive Income
Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC
220-10,
Comprehensive Income: Overall
requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income includes foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income. There have been no reclassifications out of accumulated other comprehensive income to net income for the years presented.

(w)	Noncontrolling interests
Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Noncontrolling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of comprehensive income to distinguish the interests from that of the Company.

(x)	Segment Reporting
In accordance with ASC
280-10,
Segment Reporting: Overall
, the
Company’s
chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the
Company
 as a whole; hence, the
Company
 has only one operating segment. The
Company
 does not distinguish between markets or segments for the purpose of internal reporting. As the
Company’s
long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

(y)	Employee Benefits
The full-time employees of the Company’s PRC subsidiaries and VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total expenses for the employee benefits plans were RMB344,829, RMB241,951 and RMB418,517 (US$65,677
)
for the years ended December 31, 2019, 2020 and 2021, respectively.

(z) Share-based Compensation
Share-based awards granted to employees are accounted for under ASC 718,
Compensation—Stock Compensation
, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of comprehensive income. The Company has elected to recognize compensation expense using the straight-line method for all share-based awards granted with service conditions that have a graded vesting schedule. For awards with performance condition and multiple service dates, if the performance conditions are all set at inception and independent for each year, each tranche is accounted for as a separate award with its own requisite service period. Compensation cost is recognized over the respective requisite service period separately for each separately-vesting tranche as though each tranche of the award is, in substance, a separate award.
Under ASC 718, an entity can make an accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. The Company has elected to estimate the forfeiture rate at the time of grant and revise, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Company recognizes compensation cost for awards with performance conditions if and when the Company concludes that it is probable that the performance condition will be achieved. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment.
Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. Subsequent to the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares.
The Company accounts for a change in any of the terms or conditions of share-based awards as a modification in accordance with ASC subtopic
718-20,
Compensation-Stock Compensation: Awards Classified as Equity
, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

(aa)	Other operating income, net
Value Added Tax (“VAT”) refunds are presented as a component of other operating income, net. For Beijing Prbrownies Software Co., Ltd. (“Beijing Prbrownies”) and Tianjin Autohome Software Co., Ltd. (“Tianjin Autohome”, formerly known as Tianjin Autohome Data Information Technology Co., Ltd.)., they are subject to 13% VAT (or 16% VAT before April 1, 2019
)
 for the dealer subscription services and other services, which were sold in the form of software products. Beijing Prbrownies and Tianjin Autohome are entitled to an immediate 10% VAT (or 13% before April 1,2019
)
 refund, which is a refund in excess of 3% VAT on the total VAT payable, after their registration of software products with relevant authorities and obtaining a refund approval from the local tax bureau. For the years ended December 31, 2019, 2020 and 2021, RMB293,008, RMB218,412 and RMB231,452 (US$36,320
)
of VAT refunds were recorded as other
operating

income, net.
Other
operating
income, net also includes government grants, which primarily represent subsidies and tax refunds for operating a business in certain jurisdictions and fulfilment of specified tax payment obligations. These grants are not subject to any specific requirements and are recorded when received. For the years ended December 31, 2019, 2020 and 2021, RMB147,694, RMB210,022 and RMB51,685 (US$8,111
)
of government grants were recorded as other
op
e
rating
income, net.

(bb)	Commitment and contingencies
From time to time, the
Company
is subject to legal proceedings and claims in the ordinary course of business. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

(cc)	Business Combinations
The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805,
Business Combinations
. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive loss.
In a business combination achieved in stages, the Company
re-measures
the previously held equity interest in the acquiree when obtaining control at its acquisition date fair value and the re-measurement
gain or loss, if any, is recognized in the consolidated statements of comprehensive income.
For the Company’s majority-owned subsidiaries and consolidated VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interests are classified as mezzanine equity. Consolidated net income on the consolidated statements of comprehensive income includes the net income/loss attributable to noncontrolling interests and mezzanine equity holders when applicable.

(dd)	Mezzanine Equity
The Company’s acquired subsidiary had issued preferred shares to the Company and other shareholders (Note 20), which could be converted into ordinary shares or redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the entity. Therefore, these preferred shares were accounted for as convertible redeemable noncontrolling interests in the consolidated balance sheets.
The Company accounts for the changes in accretion to the redemption value in accordance with ASC Topic 480,
Distinguishing Liabilities from Equity.
The Company accounts for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interest. According to different share purchase agreements, the accounting measurement varies among different rounds of issued preferred shares, which including (i) a percentage of the issue price, or (ii) the fair value of the underlying convertible redeemable noncontrolling interests or a percentage of the issue price, whichever is higher, and (iii) the fair value of the underlying convertible redeemable noncontrolling interests or the compound annual interests accrued on such convertible redeemable noncontrolling interests, whichever is higher.
For the determination of fair value, option pricing model was used. The major unobservable input used in the option pricing model included equity value of underlying business, which was determined by management using valuation techniques under the combination of income approach and market approach. The significant assumptions used in income approach included revenue growth rate and discount rate, and those used in market approach included revenue growth rate and selection of earning multiples.

(ee)	Recent Accounting Pronouncements
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Company is currently evaluating the impact of the new guidance on our consolidated financial statements.

(ff)	Concentration of Risk
Credit risk
Financial instruments that potentially subject the
Company
 to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. As of December 31, 2020, and 2021, cash and cash equivalents, restricted cash and short-term investments altogether amounting to RMB14,647,324 and RMB20,827,823 (US$3,268,339
)
, respectively, were deposited with various major reputable financial institutions located in the PRC and international financial institutions outside of the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the creditworthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In the event of bankruptcy of one of the banks which holds the
Company’s
deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The
Company
 continues to monitor the financial strength of these financial institutions.
Accounts receivable are typically unsecured and derived from revenue earned from customers, which are exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring process of outstanding balances. The Company maintains reserves for allowance of doubtful accounts and these allowances have generally been within expectations. There were no customer and one customer that individually represented greater than 10% of the total accounts receivable as of December 31, 2020 and 2021.
Business, customer, political, social and economic risks
The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows; changes in the overall demand for services and products; changes in business offerings; epidemic outbreak that may cause disruption to business operation of the Company, its customers and suppliers; competitive pressures due to new entrants; acceptance of the Internet as an effective marketing platform by China’s automotive industry; changes in certain strategic relationships or customer relationships; growth in China’s automotive industry, regulatory considerations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.
There were no customer that individually represented greater than 10% of the total net revenues for the years ended December 31, 2019, 2020 and 2021, respectively.
Currency convertibility risk
The
Company
transacts majority of its business in RMB, which is not freely convertible into foreign currencies. According to the relevant regulations in the PRC, all foreign exchange transactions are required to take place either through the People’s Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.
Most of the cash and cash equivalents and short-term investments held by PRC subsidiaries and the VIEs are denominated in RMB, while a portion of cash and cash equivalents and short-term investments held by PRC subsidiaries and the VIEs are denominated in US$. Cash distributed outside of the PRC by PRC subsidiaries and the VIEs are subject to PRC dividend withholding tax.
Foreign Currency exchange rate risk
Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. There was depreciation of 1.2%, appreciation of 6.7%, and appreciation of 2.4% for the years ended December 31, 2019, 2020 and 2021, respectively. Any significant appreciation or depreciation of the RMB may materially and adversely affect the
Company’s
earnings and financial position, and the value of, and any dividends payable on, the
Company’s
ADSs in U.S. dollars. For example, to the extent that the
Company
need to convert U.S. dollars it received from its initial public offering into RMB to pay its operating expenses, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount it would receive from the conversion. Conversely, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the
Company’s
earnings, which in turn could adversely affect the price of ADSs.